Consolidated Statements of Cash Flows (Unaudited) (Q3) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Cash flows from operating activities:
Net loss	$ (61)	$ (137)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Loan loss provision (recapture)	29	(301)
Provision for losses on REOs	0	13
Depreciation	170	171
Net amortization of deferred loan origination costs	183	160
Net amortization of premiums on mortgage-backed securities	30	19
Amortization of investment in affordable housing limited partnership	79	134
ESOP compensation expense	50	47
Earnings on bank owned life insurance	(35)	(39)
Originations of loans receivable held for sale	(118,626)	(15,182)
Proceeds from sales of loans receivable held for sale	77,642	22,970
Repayments on loans receivable held for sale	530	103
Gain on sale of loans receivable held for sale	(199)	(204)
Change in assets and liabilities:
Net change in deferred taxes	(175)	(209)
Net change in accrued interest receivable	(102)	(39)
Net change in other assets	15	5
Net change in advance payments by borrowers for taxes and insurance	508	473
Net change in accrued expenses and other liabilities	(125)	322
Net cash (used in) provided by operating activities	(39,763)	8,540
Cash flows from investing activities:
Net change in loans receivable held for investment	35,843	(8,735)
Principal payments on available-for-sale securities	1,744	1,450
Purchases of available-for-sale municipal bonds	(850)	0
Proceeds from sales of REO	0	820
Purchase of FHLB stock	(670)	0
Purchase of office properties and equipment	(501)	(33)
Net cash provided by (used in) investing activities	35,566	(6,498)
Cash flows from financing activities:
Net change in deposits	27,612	(1,347)
Proceeds from FHLB advances	66,000	13,000
Repayments on FHLB advances	(34,500)	(8,000)
Payment for tax withholding for vesting of restricted stock	0	(14)
Repayments of junior subordinated debentures	(765)	(510)
Net cash provided by (used in) financing activities	58,347	3,129
Net change in cash and cash equivalents	54,150	5,171
Cash and cash equivalents at beginning of the period	15,566	16,651
Cash and cash equivalents at end of the period	69,716	21,822
Supplemental disclosures of cash flow information:
Cash paid for interest	4,530	4,710
Cash paid for income taxes	8	13
Supplemental disclosures of non-cash investing and financing:
Transfers of loans receivable held for sale to loans receivable held for investment	0	1,064
Transfers of loans receivable held for investment to loans receivable held for sale	0	10,684
Common stock exchanged for payment of tax withholding	0	14
Initial Recognition of Operating Lease Right-of-Use Assets	0	1,120
Initial Recognition of Operating Lease Liabilities	0	1,120
Directors [Member]
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Stock-based compensation expense	45	52
Employees, excluding Directors [Member]
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Stock-based compensation expense	$ 279	$ 182